Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the period are as follows:

	2020	2019
	(in thousands)
	£	£
At January 1	806	434
Additions	—	548
Re-measurement of liability	115	2
Accretion of interest	26	21
Payments	(297)	(197)
Effect of foreign currency exchange differences	(5)	(2)
At December 31	645	806

Classified as:
Current	278	268
Non-current	367	538
	645	806

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is as follows:

	2020	2019
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	296	293
Later than 1 year and not later than 3 years	307	400
Later than 3 years and not later than 5 years	74	167
Total contractual undiscounted payments	677	860
Less: effect of discounting	(32)	(54)
Discounted lease liabilities	645	806

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts

The following are the amounts recognized in the statements of operations with respect to lease contracts:

	2020	2019	2018
	(in thousands)
	£	£	£
Depreciation expense of right of use assets under IFRS 16	268	193	—
Interest expense on lease liabilities (included in administrative expenses) under IFRS 16	26	21	—
Operating lease expense under IAS 17	—	—	150
Total amount recognized in statements of operations	294	214	150

Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2020	2019
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	591	351
Later than 5 years	387	627
Total	978	978